Significant Accounting Policies (Details 3)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 item	Dec. 31, 2012 item	Dec. 31, 2011 item
Significant Accounting Policies
Number of share-based employee compensation plans	2	1	1
Stock options
Weighted-average assumptions used in the Black-Scholes option pricing model
Expected common stock price volatility (as a percent)		81.00%	79.00%
Risk-free interest rate, low end of range (as a percent)		0.94%	1.72%
Risk-free interest rate, high end of range (as a percent)		1.77%	2.38%
Expected term of options		6 years 7 months 6 days	6 years 8 months 12 days